Note 9 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31, 2017	January 31, 2016
Cost
Customer agreements and relationships	125,057	107,743
Existing technology	137,587	117,586
Trade names	6,314	4,515
Non-compete covenants	2,916	2,559
	271,874	232,403
Accumulated amortization
Customer agreements and relationships	56,509	45,853
Existing technology	64,879	48,295
Trade names	3,335	3,128
Non-compete covenants	1,706	1,565
	126,429	98,841
Net	145,445	133,562